Share-based compensation Share options outstanding (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected selling / repurchase price	R$ 90.72	R$ 3.41
Second Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option exercise price	R$ 83.14
Bottom of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	13 years	23 years
Weighted average remaining expiring period	33 years
Bottom of range | First Share Option Plan | R$33.76 - R$100.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option exercise price	R$ 33.76
Bottom of range | First Share Option Plan | R$1.05 - R$3.13
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option exercise price		R$ 1.05
Bottom of range | Second Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining expiring period	57 years
Top of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining expiring period		43 years
Weighted average remaining selling period	53 years	63 years
Top of range | First Share Option Plan | R$33.76 - R$100.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option exercise price	R$ 100.69
Top of range | First Share Option Plan | R$1.05 - R$3.13
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option exercise price		R$ 3.13
Top of range | Second Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	30 years